Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Property Plant And Equipment Useful Life And Values [Abstract]
Depreciation and amortization expense	$ 43,578	$ 38,984	$ 26,219